Pay vs Performance Disclosure - USD ($)		2 Months Ended	9 Months Ended	12 Months Ended
	Jan. 11, 2022	Dec. 31, 2022	Oct. 16, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company.
Year	Summary Compensation Table Total for PEO 1(1)	Summary Compensation Table Total for PEO 2(1)	Summary Compensation Table Total for PEO 3(1)	Compensation Actually Paid to PEO 1(2)	Compensation Actually Paid to PEO 2(2)	Compensation Actually Paid to PEO 3(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(4)	Value of Initial Fixed $100 Investment Based On:		Net Income (millions) (7)	Adjusted EBITDA (millions) (8)
									Total Shareholder Return(5)	Peer Group Total Shareholder Return(6)
2022	$622,624	$3,343,124	$1,303,265	($1,461,685)	$3,305,869	$397,219	$825,334	$357,128	$57	$87	$11,641	$97,598
2021	$2,216,881	N/A	N/A	$1,174,780	N/A	N/A	$938,847	$901,977	$85	$126	$52,059	$108,075
2020	$2,226,187	N/A	N/A	$4,813,876	N/A	N/A	$1,155,913	$2,188,188	$156	$230	$38,192	$90,236

(1)
The dollar amounts reported in this column are the amounts of total compensation reported for our principal executive officer(s) (PEOs) serving during the applicable fiscal year. During 2020 and 2021, our only principal executive officer was Mr. Wexler (referred to as PEO 1 in the table above). During 2022, Mr. Wexler served as our PEO from January 1-January 11, Mr. Efremov served as our PEO from January 11-October 16 (and is referred to as PEO 2 in the table above) and Mr. Purdy served as our PEO from October 17-December 31, 2022 (and is referred to as PEO 3 in the table above).

(2)
The dollar amounts reported in this column represent the amount of “compensation actually paid” to our PEO(s) during the applicable fiscal year, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEO(s) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to PEO total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO 1 (Wexler)	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Compensation Actually Paid to PEO 1
2022	$622,624	($211,697)	($1,872,612)	($1,461,685)
2021	$2,216,881	($762,318)	($279,783)	$ 1,174,780
2020	$2,226,187	($303,525)	$2,891,214	$ 4,813,876

Year	Reported Summary Compensation Table Total for PEO 2 (Efremov)	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Compensation Actually Paid to PEO 2
2022	$3,343,124	($445,226)	$407,971	$3,305,869

Year	Reported Summary Compensation Table Total for PEO 3 (Purdy)	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Compensation Actually Paid to PEO 3
2022	$1,303,265	($275,060)	($630,986)	$397,219

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2022 (PEO 1)	$150,329	($1,832,330)	$—	($92,680)	($120,677)	$22,746	($1,872,612)
2022 (PEO 2)	$189,659	$—	$233,346	($15,299)	$—	$264	$407,971
2022 (PEO 3)	$201,270	($771,739)	$—	($29,422)	($38,316)	$7,221	($630,986)
2021 (PEO 1)	$587,601	($867,384)	$—	$—	$—	$—	($279,783)
2020 (PEO 1)	$1,247,955	$1,694,273	$—	$—	($51,014)	$—	$2,891,214
(3)
The dollar amounts reported in this column represent the average of the amounts reported for the Company’s non-PEO named executive officers (NEOs) as a group in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the non-PEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Mr. Reformina and Ms. Cushman; (ii) for 2021, Mr. Purdy, Mr. Reformina, Ms. Cushman, and Mr. Robert Lavan (our former SVP and Chief Financial Officer) and (iii) for 2020, Messrs. Purdy and Lavan.

(4)
The dollar amounts reported in this column represent the average amount of “compensation actually paid” to the non-PEO NEOs (which individuals are described in footnote 3 above) as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the non-PEO NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the non-PEO NEOs as a group for each year to determine the compensation actually paid, using the same methodology described above in footnote 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments(a)	Average Compensation Actually Paid to Non-PEO NEOs
2022	$825,334	($198,450)	($269,756)	$357,128
2021	$938,847	($433,549)	$396,679	$901,977
2020	$1,155,913	($312,840)	$1,345,115	$2,188,188

(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2022	$143,895	($398,522)	$—	($7,355)	($9,579)	$1,805	($269,756)
2021	$310,579	($175,275)	$32,704	$288,671	$—	$—	$396,679
2020	$874,115	$484,299	$—	$—	($13,299)	$—	$1,345,115
(5)
Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

(6)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: S&P Small Cap 600 Consumer Staples Index.

(7)	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.
(8)
Adjusted EBITDA is defined as net income plus non-cash interest expense, depreciation and amortization, interest and other income, income tax provision, loss (gain) on the extinguishment of debts, stock-based compensation expense and restructuring or other unusual charges.

Company Selected Measure Name				Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]
(3)
The dollar amounts reported in this column represent the average of the amounts reported for the Company’s non-PEO named executive officers (NEOs) as a group in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the non-PEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Mr. Reformina and Ms. Cushman; (ii) for 2021, Mr. Purdy, Mr. Reformina, Ms. Cushman, and Mr. Robert Lavan (our former SVP and Chief Financial Officer) and (iii) for 2020, Messrs. Purdy and Lavan.

Peer Group Issuers, Footnote [Text Block]
(6)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: S&P Small Cap 600 Consumer Staples Index.

Adjustment To PEO Compensation, Footnote [Text Block]
(2)
The dollar amounts reported in this column represent the amount of “compensation actually paid” to our PEO(s) during the applicable fiscal year, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEO(s) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to PEO total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO 1 (Wexler)	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Compensation Actually Paid to PEO 1
2022	$622,624	($211,697)	($1,872,612)	($1,461,685)
2021	$2,216,881	($762,318)	($279,783)	$ 1,174,780
2020	$2,226,187	($303,525)	$2,891,214	$ 4,813,876

Year	Reported Summary Compensation Table Total for PEO 2 (Efremov)	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Compensation Actually Paid to PEO 2
2022	$3,343,124	($445,226)	$407,971	$3,305,869

Year	Reported Summary Compensation Table Total for PEO 3 (Purdy)	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Compensation Actually Paid to PEO 3
2022	$1,303,265	($275,060)	($630,986)	$397,219

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2022 (PEO 1)	$150,329	($1,832,330)	$—	($92,680)	($120,677)	$22,746	($1,872,612)
2022 (PEO 2)	$189,659	$—	$233,346	($15,299)	$—	$264	$407,971
2022 (PEO 3)	$201,270	($771,739)	$—	($29,422)	($38,316)	$7,221	($630,986)
2021 (PEO 1)	$587,601	($867,384)	$—	$—	$—	$—	($279,783)
2020 (PEO 1)	$1,247,955	$1,694,273	$—	$—	($51,014)	$—	$2,891,214

Non-PEO NEO Average Total Compensation Amount				$ 825,334	$ 938,847	$ 1,155,913
Non-PEO NEO Average Compensation Actually Paid Amount				$ 357,128	901,977	2,188,188
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)
The dollar amounts reported in this column represent the average amount of “compensation actually paid” to the non-PEO NEOs (which individuals are described in footnote 3 above) as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the non-PEO NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the non-PEO NEOs as a group for each year to determine the compensation actually paid, using the same methodology described above in footnote 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments(a)	Average Compensation Actually Paid to Non-PEO NEOs
2022	$825,334	($198,450)	($269,756)	$357,128
2021	$938,847	($433,549)	$396,679	$901,977
2020	$1,155,913	($312,840)	$1,345,115	$2,188,188

(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2022	$143,895	($398,522)	$—	($7,355)	($9,579)	$1,805	($269,756)
2021	$310,579	($175,275)	$32,704	$288,671	$—	$—	$396,679
2020	$874,115	$484,299	$—	$—	($13,299)	$—	$1,345,115

Compensation Actually Paid vs. Total Shareholder Return [Text Block]				Compensation Actually Paid and Total Shareholder Return
Compensation Actually Paid vs. Net Income [Text Block]				Compensation Actually Paid and Net Income
Compensation Actually Paid vs. Company Selected Measure [Text Block]				Compensation Actually Paid and Adjusted EBITDA
Tabular List [Table Text Block]
The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:
•	Operating Income
•	Adjusted EBITDA
•	Return on Invested Capital

Total Shareholder Return Amount				$ 57	85	156
Peer Group Total Shareholder Return Amount				87	126	230
Net Income (Loss)				$ 11,641,000,000	$ 52,059,000,000	$ 38,192,000,000
Company Selected Measure Amount				97,598,000,000	108,075,000,000	90,236,000,000
PEO Name	Mr. Wexler	Mr. Purdy	Mr. Efremov		Mr. Wexler	Mr. Wexler
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name				Operating Income
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name				Adjusted EBITDA
Non-GAAP Measure Description [Text Block]
(8)
Adjusted EBITDA is defined as net income plus non-cash interest expense, depreciation and amortization, interest and other income, income tax provision, loss (gain) on the extinguishment of debts, stock-based compensation expense and restructuring or other unusual charges.

Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name				Return on Invested Capital
Mr. Wexler [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount				$ 622,624	$ 2,216,881	$ 2,226,187
PEO Actually Paid Compensation Amount				(1,461,685)	1,174,780	4,813,876
Mr. Efremov [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount				3,343,124
PEO Actually Paid Compensation Amount				3,305,869
Mr. Purdy [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount				1,303,265
PEO Actually Paid Compensation Amount				397,219
PEO [Member] | Mr. Wexler [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(211,697)	(762,318)	(303,525)
PEO [Member] | Mr. Wexler [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(1,872,612)	(279,783)	2,891,214
PEO [Member] | Mr. Wexler [Member] | Year End Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				150,329	587,601	1,247,955
PEO [Member] | Mr. Wexler [Member] | Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(1,832,330)	(867,384)	1,694,273
PEO [Member] | Mr. Wexler [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0	0	0
PEO [Member] | Mr. Wexler [Member] | Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(92,680)	0	0
PEO [Member] | Mr. Wexler [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(120,677)	0	(51,014)
PEO [Member] | Mr. Wexler [Member] | Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				22,746	0	0
PEO [Member] | Mr. Efremov [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(445,226)
PEO [Member] | Mr. Efremov [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				407,971
PEO [Member] | Mr. Efremov [Member] | Year End Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				189,659
PEO [Member] | Mr. Efremov [Member] | Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0
PEO [Member] | Mr. Efremov [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				233,346
PEO [Member] | Mr. Efremov [Member] | Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(15,299)
PEO [Member] | Mr. Efremov [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0
PEO [Member] | Mr. Efremov [Member] | Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				264
PEO [Member] | Mr. Purdy [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(275,060)
PEO [Member] | Mr. Purdy [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(630,986)
PEO [Member] | Mr. Purdy [Member] | Year End Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				201,270
PEO [Member] | Mr. Purdy [Member] | Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(771,739)
PEO [Member] | Mr. Purdy [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0
PEO [Member] | Mr. Purdy [Member] | Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(29,422)
PEO [Member] | Mr. Purdy [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(38,316)
PEO [Member] | Mr. Purdy [Member] | Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				7,221
Non-PEO NEO [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(198,450)	(433,549)	(312,840)
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(269,756)	396,679	1,345,115
Non-PEO NEO [Member] | Year End Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				143,895	310,579	874,115
Non-PEO NEO [Member] | Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(398,522)	(175,275)	484,299
Non-PEO NEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0	32,704	0
Non-PEO NEO [Member] | Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(7,355)	288,671	0
Non-PEO NEO [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(9,579)	0	(13,299)
Non-PEO NEO [Member] | Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				$ 1,805	$ 0	$ 0